Shareholder Fees - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro	Feb. 26, 2024 USD ($)
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Growth Opportunities ETF
Shareholder Fees:
(fees paid directly from your investment)	none